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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mercury Real Estate Advisors LLC
Address:  Three River Road
          Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm F. MacLean IV
Title:  Managing Member
Phone:  (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut        July 29, 2008
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $25,854 (x 1000)

List of Other Included Managers:

                 01 File Number 28-11653  David R. Jarvis
                 02 File Number 28-11654  Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

                          FORM 13F INFORMATION TABLE

                                                                                       Voting    Voting    Voting
                                          Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
    Issuer       Title of Class   Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
     ------      -------------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
BARNWELL
  INDUSTRIES       COMMON
  INC...........   STOCK        068221100 1,127   85,003 SH         OTHER               85,003      0         0
BIOMED
  REALTY           COMMON
  TRUST INC.....   STOCK        09063H107   368   15,000 SH         OTHER               15,000      0         0
CALIFORNIA
  COASTAL C        COMMON
  MNTYS INC.....   STOCK NEW    129915203 1,036  271,196 SH         OTHER              271,196      0         0
M D C HLDGS        COMMON
  INC...........   STOCK        552676108 1,301   33,300 SH         OTHER               33,300      0         0
MFA MTG INVTS      COMMON
  INC...........   STOCK        55272X102 1,580  242,300 SH         OTHER              242,300      0         0
PICO HOLDINGS      COMMON
  INC...........   STOCK NEW    693366205 1,086   25,000 SH         OTHER               25,000      0         0
PROSHARES          REAL EST
  TR............   PRO          74347R552   525    5,000 SH         OTHER                5,000      0         0
SONESTA
  INTERNATIONAL
  HOTELS
  CORP..........   CL A         835438409 8,091  318,583 SH         OTHER              318,583      0         0
SUNRISE SENIOR
  LIVIN G          COMMON
  INC...........   STOCK        86768K106   787   35,000 SH         OTHER               35,000      0         0
TEXAS PACIFIC
  LAND             SUB CTF
  TRUST.........   PRO I T      882610108   597   11,216 SH         OTHER               11,216      0         0
VAIL RESORTS       COMMON
  INC...........   STOCK        91879Q109   707   16,500 SH         OTHER               16,500      0         0
VENTAS INC......   COMMON
                   STOCK        92276F100   518   12,163 SH         OTHER               12,163      0         0
ISHARES TR......   FTSE
                   XNHUA IDX    464287184 5,036   38,489 SH         OTHER               38,489      0         0
SPDR SERIES        S&P
  TRUST.........   HOMEBUILD    78464A888 1,643  100,000 SH         OTHER              100,000      0         0
CITIGROUP          COMMON
  INC...........   STOCK        172967101   228      566 SH   PUT   OTHER                  566      0         0
FEDERAL HOME
  LN MTG           COMMON
  CORP..........   STOCK        313400301   501      496 SH   PUT   OTHER                  496      0         0
LAS VEGAS
  SANDS            COMMON
  CORP..........   STOCK        517834107   151    1,887 SH  CALL   OTHER                1,887      0         0
WASHINGTON         COMMON
  MUT INC.......   STOCK        939322103   572    1,106 SH   PUT   OTHER                1,106      0         0